Global Opportunities Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of March 31, 2026
bridgewayfunds.com
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 71.55%
Fidelity Investments
Money Market
Government Portfolio
Class I 3.53% 30,669,262
$ 30,669,262
TOTAL MONEY MARKET FUND - 71.55% 30,669,262
(Cost $30,669,262)
TOTAL INVESTMENTS
-
71.55%
$ 30,669,262
(Cost $30,669,262)
Other Assets in Excess of Liabilities - 28.45% 12,193,470
NET ASSETS - 100.00% $ 42,862,732
^
Rate disclosed as of March 31, 2026.
Summary of inputs used to value the Fund’s investments as of 3/31/2026:
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Money Market
Fund $ 30,669,262 $ – $ – $ 30,669,262
OTC Total
Return Swaps – 41,808 (61,084) (19,276)
TOTAL
$30,669,262 $41,808 $(61,084) $30,649,986

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
Quarterly Report | March 31, 2026 (Unaudited)
Total Return Swaps  - Long (3.05% )
Reference Entity Pay
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
Long
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Communication Services
Cheil Worldwide, Inc.
OBFR01 Monthly
JPMorgan
Chase 02/17/2027 12,747 $ 178,717 $ 160,114 $ (19,060)
EverQuote, Inc., Class A
OBFR01 Monthly
JPMorgan
Chase 01/06/2027 10,645 167,772 164,146 (4,005)
Konami Group Corp.
MUTKCALM Monthly
JPMorgan
Chase 01/07/2027 100 12,810 12,323 (347)
LG Uplus Corp.
OBFR01 Monthly
JPMorgan
Chase 03/12/2027 9,385 95,539 97,601 1,933
Millicom International
Cellular SA
OBFR01 Monthly
JPMorgan
Chase 10/06/2026 3,100 225,804 232,314 5,966
Mobvista, Inc.
HIHD01M Monthly
JPMorgan
Chase 04/15/2026 107,000 186,541 181,538 (4,870)
NetDragon Websoft
Holdings, Ltd.
HIHD01M Monthly
JPMorgan
Chase 04/14/2027 146,000 165,548 167,872 2,435
NHN Corp.
OBFR01 Monthly
JPMorgan
Chase 10/08/2026 7,524 188,190 188,953 282
NOS SGPS SA
ESTRON Monthly
JPMorgan
Chase 05/26/2026 24,629 152,319 155,717 4,344
SmarTone
Telecommunications
Holdings, Ltd.
HIHD01M Monthly
JPMorgan
Chase 05/27/2026 25,500 16,361 16,585 235
Storytel AB
STIB1M Monthly
JPMorgan
Chase 07/14/2026 10,796 92,500 96,680 7,315
XD, Inc.
HIHD01M Monthly
JPMorgan
Chase 05/27/2026 15,400 148,117 120,160 (27,851)
Xinhua Winshare
Publishing & Media
Co., Ltd., Class H
HIHD01M Monthly
JPMorgan
Chase 04/14/2027 148,000 195,679 197,476 1,936
1,825,897 1,791,479 (31,687)
Consumer Discretionary
& St. Hd Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 04/14/2027 5,100 95,956 95,765 (332)
Beauty Farm Medical &
Health Industry, Inc.
HIHD01M Monthly
JPMorgan
Chase 04/14/2027 30,500 86,696 78,417 (8,120)
Brilliance China
Automotive Holdings,
Ltd.
HIHD01M Monthly
JPMorgan
Chase 12/02/2026 348,000 173,024 124,472 (48,393)
Changzhou Xingyu
Automotive Lighting
Systems Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 04/14/2027 4,700 97,540 83,822 (13,718)
Chervon Holdings, Ltd.
HIHD01M Monthly
JPMorgan
Chase 04/14/2027 42,200 130,105 87,724 (42,116)
Chow Sang Sang
Holdings
International, Ltd.
HIHD01M Monthly
JPMorgan
Chase 01/20/2027 99,000 163,610 173,230 9,835
Cogna Educacao SA
OBFR01 Monthly
JPMorgan
Chase 07/14/2026 252,010 156,707 153,740 (3,359)
Currys PLC
SONIO/N Monthly
JPMorgan
Chase 03/18/2027 80,142 157,882 132,717 (22,967)
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes
OBFR01 Monthly
JPMorgan
Chase 01/20/2027 35,900 198,753 189,347 (9,890)
D'ieteren Group
ESTRON Monthly
JPMorgan
Chase 12/30/2026 917 189,469 169,785 (18,465)

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
bridgewayfunds.com
Total Return Swaps  - Long (3.05%) (continued)
Reference Entity Pay
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
Long
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Consumer Discretionary
— (continued)
Forvia SE
ESTRON Monthly
JPMorgan
Chase 04/14/2027 5,819 $ 69,132 $ 66,604 $ (2,567)
Groupe Dynamite, Inc.
CAONREPO Monthly
JPMorgan
Chase 10/06/2026 2,800 169,115 154,160 (11,013)
JNBY Design, Ltd.
HIHD01M Monthly
JPMorgan
Chase 04/14/2027 27,000 74,656 72,678 (1,826)
Kaufman & Broad SA
ESTRON Monthly
JPMorgan
Chase 01/07/2027 4,887 173,887 160,892 (11,913)
Kia Corp.
OBFR01 Monthly
JPMorgan
Chase 03/12/2027 976 106,946 96,361 (7,206)
Kohl's Corp.
OBFR01 Monthly
JPMorgan
Chase 10/06/2026 13,074 188,806 168,655 (19,690)
Macy's, Inc.
OBFR01 Monthly
JPMorgan
Chase 03/11/2027 5,762 102,555 104,235 1,444
Magazine Luiza SA
OBFR01 Monthly
JPMorgan
Chase 05/27/2026 99,330 195,112 168,175 (27,424)
Magna International, Inc.
CAONREPO Monthly
JPMorgan
Chase 04/13/2027 1,852 107,243 103,430 (1,587)
Max Stock, Ltd.
SHIR Monthly
JPMorgan
Chase 04/14/2027 8,874 85,306 75,100 (9,286)
Mazda Motor Corp.
MUTKCALM Monthly
JPMorgan
Chase 11/04/2026 22,700 166,921 155,263 (8,588)
Moonpig Group PLC
SONIO/N Monthly
JPMorgan
Chase 01/07/2027 27,359 78,417 75,865 (1,460)
Pepco Group NV
WIBO1M Monthly
JPMorgan
Chase 02/17/2027 23,411 170,016 169,634 3,187
Petronas Dagangan Bhd
OBFR01 Monthly
JPMorgan
Chase 04/14/2027 14,400 80,658 77,866 (2,994)
RealReal, Inc. (The)
OBFR01 Monthly
JPMorgan
Chase 04/14/2026 14,854 155,141 134,874 (20,625)
Rush Street Interactive,
Inc.
OBFR01 Monthly
JPMorgan
Chase 01/06/2027 6,457 134,177 140,440 5,940
Tapestry, Inc.
OBFR01 Monthly
JPMorgan
Chase 03/11/2027 1,098 161,572 154,939 (6,775)
TCL Electronics Holdings,
Ltd.
HIHD01M Monthly
JPMorgan
Chase 02/23/2027 118,000 180,984 193,976 13,120
Token Corp.
MUTKCALM Monthly
JPMorgan
Chase 10/07/2026 1,200 110,929 101,851 (8,388)
Valeo SE
ESTRON Monthly
JPMorgan
Chase 12/30/2026 12,274 156,393 150,306 (5,114)
Youngone Holdings Co.,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 01/20/2027 1,168 176,873 174,680 (2,647)
4,294,581 3,989,003 (282,937)
Consumer Staples
APR Corp.
OBFR01 Monthly
JPMorgan
Chase 09/09/2026 910 186,732 207,634 21,180
Axial Retailing, Inc.
MUTKCALM Monthly
JPMorgan
Chase 11/04/2026 22,400 175,658 176,633 3,963
BGF retail Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/30/2026 2,194 179,934 205,000 24,605
China Foods, Ltd.
HIHD01M Monthly
JPMorgan
Chase 04/08/2027 300,000 154,143 143,113 (10,921)
Chocoladefabriken Lindt
& Spruengli AG
SSARON Monthly
JPMorgan
Chase 12/30/2026 11 154,640 154,462 4,484

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
Quarterly Report | March 31, 2026 (Unaudited)
Total Return Swaps  - Long (3.05%) (continued)
Reference Entity Pay
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
Long
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Consumer Staples
— (continued)
DFI Retail Group
Holdings, Ltd.
OBFR01 Monthly
JPMorgan
Chase 01/20/2027 35,600 $ 157,199 $ 149,562 $ (7,975)
Distribuidora Internacional
de Alimentacion SA
ESTRON Monthly
JPMorgan
Chase 04/15/2026 4,420 208,493 206,947 (249)
GS Retail Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 01/20/2027 12,030 157,856 177,584 19,324
HelloFresh SE
ESTRON Monthly
JPMorgan
Chase 02/23/2027 34,172 189,741 157,048 (31,774)
Herbalife, Ltd.
OBFR01 Monthly
JPMorgan
Chase 01/20/2027 9,269 151,919 136,440 (15,847)
Life Corp.
MUTKCALM Monthly
JPMorgan
Chase 04/07/2027 10,400 166,081 167,608 4,057
MBRF Global Foods Co.
SA
OBFR01 Monthly
JPMorgan
Chase 01/07/2027 56,500 187,039 236,041 48,546
Minerva SA
OBFR01 Monthly
JPMorgan
Chase 05/27/2026 214,800 185,965 176,240 (10,169)
Sok Marketler Ticaret As
OBFR01 Monthly
JPMorgan
Chase 02/17/2027 126,931 168,903 140,333 (29,045)
Sun Art Retail Group, Ltd.
HIHD01M Monthly
JPMorgan
Chase 03/12/2027 804,500 174,804 161,382 (13,298)
United Super Markets
Holdings, Inc.
MUTKCALM Monthly
JPMorgan
Chase 04/14/2027 17,800 96,926 100,855 3,786
Valor Holdings Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 01/20/2027 7,600 173,588 177,179 6,080
2,869,621 2,874,061 16,747
Energy
Aker Solutions ASA
NIBOR1M Monthly
JPMorgan
Chase 04/15/2026 48,610 208,665 232,610 25,118
Bharat Petroleum Corp.,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 03/12/2027 34,779 123,319 104,276 (19,173)
BW LPG, Ltd.
NIBOR1M Monthly
JPMorgan
Chase 04/14/2027 7,412 115,927 130,339 14,846
China Aviation Oil
Singapore Corp.,
Ltd.
SIBCSORA Monthly
JPMorgan
Chase 04/14/2027 128,800 195,472 207,197 13,458
Enerflex, Ltd.
CAONREPO Monthly
JPMorgan
Chase 10/06/2026 9,688 213,614 202,660 (5,976)
Harbour Energy PLC
SONIO/N Monthly
JPMorgan
Chase 12/02/2026 57,876 220,714 230,140 12,499
HD Hyundai Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 09/09/2026 1,139 208,529 191,022 (17,394)
ORLEN SA
WIBO1M Monthly
JPMorgan
Chase 04/14/2027 4,913 169,453 178,019 9,796
Parex Resources, Inc.
CAONREPO Monthly
JPMorgan
Chase 04/06/2027 13,323 229,236 261,844 37,951
San-Ai Obbli Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 03/12/2027 7,100 104,941 109,391 4,795
TGS ASA
NIBOR1M Monthly
JPMorgan
Chase 12/30/2026 19,911 234,723 269,652 36,248
Thungela Resources, Ltd.
JIBA1M Monthly
JPMorgan
Chase 03/15/2027 20,744 193,006 205,561 20,217
2,217,599 2,322,711 132,385

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
bridgewayfunds.com
Total Return Swaps  - Long (3.05%) (continued)
Reference Entity Pay
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
Long
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Financials
Absa Group, Ltd.
JIBA1M Monthly
JPMorgan
Chase 01/21/2027 8,911 $ 132,144 $ 128,362 $ 1,463
Anadolu Anonim Turk
Sigorta Sirketi
OBFR01 Monthly
JPMorgan
Chase 04/14/2027 92,676 58,797 56,848 (1,949)
Anadolu Hayat Emeklilik
AS
OBFR01 Monthly
JPMorgan
Chase 09/09/2026 75,169 197,150 183,228 (14,456)
Annaly Capital
Management, Inc.
OBFR01 Monthly
JPMorgan
Chase 01/06/2027 5,846 131,535 123,643 (4,118)
Ashmore Group PLC
SONIO/N Monthly
JPMorgan
Chase 04/14/2027 56,892 169,482 159,189 (8,618)
Azimut Holding S.p.A
ESTRON Monthly
JPMorgan
Chase 12/02/2026 4,849 190,066 184,247 (5,085)
Banca Mediolanum S.p.A
ESTRON Monthly
JPMorgan
Chase 09/09/2026 7,766 155,304 157,349 3,006
Banca Monte dei Paschi
di Siena S.p.A
ESTRON Monthly
JPMorgan
Chase 06/17/2026 22,626 195,219 197,424 2,906
Banco ABC Brasil SA
OBFR01 Monthly
JPMorgan
Chase 03/12/2027 38,400 199,135 188,299 (11,145)
Banco BPM S.p.A
ESTRON Monthly
JPMorgan
Chase 12/02/2026 10,220 139,446 142,165 3,580
Banco do Estado do Rio
Grande do Sul SA
OBFR01 Monthly
JPMorgan
Chase 09/10/2026 44,700 155,691 148,861 (7,219)
Bangkok Life Assurance
PCL
OBFR01 Monthly
JPMorgan
Chase 04/19/2027 315,300 193,554 195,652 1,852
Bank Handlowy w
Warszawie SA
WIBO1M Monthly
JPMorgan
Chase 03/12/2027 3,067 94,965 91,212 (2,563)
Blackstone Mortgage
Trust, Inc., Class A
OBFR01 Monthly
JPMorgan
Chase 04/13/2027 6,342 120,139 121,449 1,311
BNP Paribas SA
ESTRON Monthly
JPMorgan
Chase 03/12/2027 1,649 169,723 157,090 (11,577)
BPER Banca S.p.A
ESTRON Monthly
JPMorgan
Chase 06/17/2026 9,639 126,748 126,321 358
China Life Insurance Co.,
Ltd., Class H
HIHD01M Monthly
JPMorgan
Chase 11/03/2026 48,000 180,370 153,131 (27,111)
China Taiping Insurance
Holdings Co., Ltd.
HIHD01M Monthly
JPMorgan
Chase 04/14/2027 55,400 153,800 146,298 (7,400)
Conduit Holdings, Ltd.
SONIO/N Monthly
JPMorgan
Chase 02/17/2027 33,167 190,812 184,641 (1,866)
Coronation Fund
Managers, Ltd.
JIBA1M Monthly
JPMorgan
Chase 12/31/2026 59,475 168,697 156,325 (5,618)
Dah Sing Banking Group,
Ltd.
HIHD01M Monthly
JPMorgan
Chase 10/07/2026 101,600 159,466 158,562 (791)
Daishin Securities Co.,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 04/14/2027 4,868 87,616 75,801 (12,019)
Ellington Financial, Inc.
OBFR01 Monthly
JPMorgan
Chase 01/20/2027 11,318 136,835 134,118 (1,575)
Grupo Cibest SA
OBFR01 Monthly
JPMorgan
Chase 06/23/2026 6,639 117,011 121,986 6,470
Helia Group, Ltd.
BBSW1M Monthly
JPMorgan
Chase 07/14/2026 57,505 193,057 210,907 24,098
Industrivarden AB
STIB1M Monthly
JPMorgan
Chase 04/14/2027 3,616 191,327 179,240 (7,193)
Industrivarden AB,
Class A
STIB1M Monthly
JPMorgan
Chase 04/14/2027 3,603 191,400 179,452 (7,292)

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
Quarterly Report | March 31, 2026 (Unaudited)
Total Return Swaps  - Long (3.05%) (continued)
Reference Entity Pay
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
Long
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Financials — (continued)
Itau Unibanco Holding SA
OBFR01 Monthly
JPMorgan
Chase 03/12/2027 20,800 $ 176,483 $ 174,597 $ (1,886)
Jupiter Fund Management
PLC
SONIO/N Monthly
JPMorgan
Chase 04/14/2027 30,644 76,470 68,462 (7,252)
Man Group PLC
SONIO/N Monthly
JPMorgan
Chase 03/12/2027 55,343 188,597 186,313 162
Mandatum Oyj
ESTRON Monthly
JPMorgan
Chase 04/15/2026 22,081 174,675 177,115 3,527
MFA Financial, Inc.
OBFR01 Monthly
JPMorgan
Chase 04/13/2027 11,705 119,003 112,134 (7,130)
Mutares SE & Co. KGaA
ESTRON Monthly
JPMorgan
Chase 02/17/2027 5,472 188,465 183,641 (3,964)
New China Life Insurance
Co., Ltd., Class H
HIHD01M Monthly
JPMorgan
Chase 06/17/2026 22,300 150,778 132,761 (17,909)
Ninety One, Ltd.
JIBA1M Monthly
JPMorgan
Chase 07/15/2026 55,870 172,976 168,291 2,182
Optima bank SA
ESTRON Monthly
JPMorgan
Chase 04/14/2027 13,589 144,463 133,910 (10,719)
Orchid Island Capital, Inc.
OBFR01 Monthly
JPMorgan
Chase 03/11/2027 13,000 96,850 91,390 (4,133)
Philippine National Bank
OBFR01 Monthly
JPMorgan
Chase 04/14/2027 78,840 76,826 73,000 (3,825)
Plus500, Ltd.
SONIO/N Monthly
JPMorgan
Chase 04/14/2027 3,268 181,192 176,994 (2,000)
Polar Capital Holdings
PLC
SONIO/N Monthly
JPMorgan
Chase 09/09/2026 22,827 197,204 186,336 (8,122)
Qbe Insurance Group,
Ltd.
BBSW1M Monthly
JPMorgan
Chase 04/14/2027 9,542 142,133 140,809 3,655
Rasan Information
Technology Co.
OBFR01 Monthly
JPMorgan
Chase 02/17/2027 3,196 113,764 115,975 1,871
Redwood Trust, Inc.
OBFR01 Monthly
JPMorgan
Chase 04/13/2027 22,870 137,786 128,301 (9,787)
RHB Bank Bhd
OBFR01 Monthly
JPMorgan
Chase 04/14/2027 61,200 134,659 128,025 (6,971)
Svenska Handelsbanken
AB, Class A
STIB1M Monthly
JPMorgan
Chase 01/08/2027 11,215 172,655 147,855 (5,156)
Swedbank AB, Class A
STIB1M Monthly
JPMorgan
Chase 05/26/2026 5,333 197,487 181,767 (9,026)
Western Union Co. (The)
OBFR01 Monthly
JPMorgan
Chase 04/13/2027 9,367 91,933 81,774 (10,360)
7,133,888 6,851,250 (189,394)
Health Care
Alfresa Holdings Corp.
MUTKCALM Monthly
JPMorgan
Chase 02/17/2027 8,900 141,195 143,732 4,119
Aveanna Healthcare
Holdings, Inc.
OBFR01 Monthly
JPMorgan
Chase 10/06/2026 25,012 179,344 161,077 (18,689)
BioCryst
Pharmaceuticals, Inc.
OBFR01 Monthly
JPMorgan
Chase 04/13/2027 14,867 126,580 141,534 14,677
Cardinal Health, Inc.
OBFR01 Monthly
JPMorgan
Chase 06/16/2026 773 167,772 163,343 (4,833)
Consun Pharmaceutical
Group, Ltd.
HIHD01M Monthly
JPMorgan
Chase 01/07/2027 90,000 204,412 192,023 (12,244)
Draegerwerk AG & Co.
KGaA
ESTRON Monthly
JPMorgan
Chase 04/07/2027 1,836 186,703 195,412 8,829

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
bridgewayfunds.com
Total Return Swaps  - Long (3.05%) (continued)
Reference Entity Pay
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
Long
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Health Care
— (continued)
Extendicare, Inc.
CAONREPO Monthly
JPMorgan
Chase 01/06/2027 10,173 $ 199,785 $ 192,476 $ (2,379)
Gubra A/S
CIBO01M Monthly
JPMorgan
Chase 10/07/2026 3,293 189,379 184,467 (3,993)
Indivior Pharmaceuticals,
Inc.
OBFR01 Monthly
JPMorgan
Chase 09/09/2026 2,809 93,652 85,618 (8,259)
McKesson Corp.
OBFR01 Monthly
JPMorgan
Chase 06/16/2026 206 191,310 178,264 (13,338)
Nutex Health, Inc.
OBFR01 Monthly
JPMorgan
Chase 07/13/2026 1,000 96,780 95,040 (1,974)
PTC Therapeutics, Inc.
OBFR01 Monthly
JPMorgan
Chase 06/16/2026 2,445 167,629 166,578 (1,455)
Regis Healthcare, Ltd.
BBSW1M Monthly
JPMorgan
Chase 02/23/2027 40,256 192,518 171,907 (13,294)
Sinopharm Group Co.,
Ltd.
HIHD01M Monthly
JPMorgan
Chase 04/14/2027 40,800 108,413 105,850 (2,343)
Sumitomo Pharma Co.,
Ltd.
MUTKCALM Monthly
JPMorgan
Chase 06/17/2026 9,800 118,602 133,696 15,832
YSB, Inc.
HIHD01M Monthly
JPMorgan
Chase 01/20/2027 388,200 196,880 255,407 58,748
Zealand Pharma A/S
CIBO01M Monthly
JPMorgan
Chase 03/12/2027 2,442 100,219 113,724 13,732
2,661,173 2,680,148 33,136
Industrials
Agility Public
Warehousing Co.
KSCC
OBFR01 Monthly
JPMorgan
Chase 03/17/2027 437,051 195,244 178,301 (17,364)
Air Canada
CAONREPO Monthly
JPMorgan
Chase 04/13/2027 6,578 84,985 85,683 2,461
Air France-KLM
ESTRON Monthly
JPMorgan
Chase 03/12/2027 16,427 190,206 166,493 (23,435)
Al Babtain Power &
Telecommunication
Co.
OBFR01 Monthly
JPMorgan
Chase 08/05/2026 9,546 171,552 169,053 (3,012)
Burkhalter Holding AG
SSARON Monthly
JPMorgan
Chase 10/07/2026 786 163,009 158,409 315
Chiyoda Corp.
MUTKCALM Monthly
JPMorgan
Chase 04/14/2027 11,900 83,354 69,767 (13,660)
CJ Corp.
OBFR01 Monthly
JPMorgan
Chase 12/02/2026 1,258 151,631 161,899 12,177
COSCO SHIPPING
Holdings Co., Ltd.,
Class H
HIHD01M Monthly
JPMorgan
Chase 08/05/2026 93,500 182,485 178,049 (4,306)
Danieli & C Officine
Meccaniche S.p.A
ESTRON Monthly
JPMorgan
Chase 12/30/2026 3,890 201,344 192,334 (7,764)
EcoRodovias
Infraestrutura e
Logistica SA
OBFR01 Monthly
JPMorgan
Chase 01/20/2027 82,800 156,547 134,754 (22,184)
El Al Israel Airlines
SHIR Monthly
JPMorgan
Chase 03/18/2027 29,880 140,002 131,204 (6,264)
Elecnor SA
ESTRON Monthly
JPMorgan
Chase 01/20/2027 5,656 187,086 221,423 35,500
Electrical Industries Co.
OBFR01 Monthly
JPMorgan
Chase 02/17/2027 26,478 113,863 119,324 5,121

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
Quarterly Report | March 31, 2026 (Unaudited)
Total Return Swaps  - Long (3.05%) (continued)
Reference Entity Pay
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
Long
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Industrials — (continued)
Evergreen Marine Corp.
Taiwan, Ltd.
OBFR01 Monthly
JPMorgan
Chase 01/07/2027 24,000 $ 154,912 $ 151,391 $ (3,922)
Hanwha Corp.
OBFR01 Monthly
JPMorgan
Chase 05/27/2026 967 82,925 72,028 (10,520)
HD Korea Shipbuilding &
Offshore Engineering
Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 06/17/2026 494 135,831 114,493 (19,059)
HOCHTIEF AG
ESTRON Monthly
JPMorgan
Chase 01/20/2027 334 148,835 151,927 4,017
Hoegh Autoliners ASA
NIBOR1M Monthly
JPMorgan
Chase 10/07/2026 13,623 190,672 197,249 7,648
Hong Leong Asia, Ltd.
SIBCSORA Monthly
JPMorgan
Chase 01/20/2027 78,500 175,440 172,643 (917)
Hong Leong Industries
Bhd
OBFR01 Monthly
JPMorgan
Chase 01/20/2027 34,800 149,883 144,900 (5,394)
Hyundai GF Holdings
OBFR01 Monthly
JPMorgan
Chase 10/08/2026 20,177 193,489 186,154 (7,831)
Japan Airlines Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 04/14/2027 4,300 73,183 70,204 (1,907)
Jazeera Airways Co.
KSCP
OBFR01 Monthly
JPMorgan
Chase 04/15/2027 25,026 137,843 119,672 (18,450)
Keller Group PLC
SONIO/N Monthly
JPMorgan
Chase 04/14/2027 6,546 188,492 166,720 (19,910)
Kier Group PLC
SONIO/N Monthly
JPMorgan
Chase 11/03/2026 41,948 121,926 107,729 (12,350)
Koninklijke BAM Groep
NV
ESTRON Monthly
JPMorgan
Chase 01/07/2027 16,423 174,733 166,324 (7,322)
Koninklijke Heijmans N.V
ESTRON Monthly
JPMorgan
Chase 01/07/2027 1,657 160,568 148,526 (11,044)
L&K Engineering Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 01/07/2027 11,000 179,216 188,347 8,675
Latam Airlines Group SA
OBFR01 Monthly
JPMorgan
Chase 05/27/2026 6,724,259 175,935 165,925 (10,455)
Logista Integral SA
ESTRON Monthly
JPMorgan
Chase 04/14/2027 5,467 192,256 204,594 12,229
Lonking Holdings, Ltd.
HIHD01M Monthly
JPMorgan
Chase 01/07/2027 213,000 82,762 81,541 (1,162)
Mabuchi Motor Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 04/14/2027 13,400 143,320 134,996 (8,450)
NCC AB, Class B
STIB1M Monthly
JPMorgan
Chase 04/15/2026 4,785 112,226 105,358 (3,063)
Nordex SE
ESTRON Monthly
JPMorgan
Chase 04/14/2027 1,842 92,803 99,823 7,084
NRW Holdings, Ltd.
BBSW1M Monthly
JPMorgan
Chase 04/14/2027 25,633 107,294 94,968 (8,568)
Odfjell SE, Class A
NIBOR1M Monthly
JPMorgan
Chase 12/02/2026 12,459 162,444 154,001 (7,530)
Orient Overseas
International, Ltd.
HIHD01M Monthly
JPMorgan
Chase 07/14/2026 10,500 203,856 187,261 (16,450)
Pagegroup PLC
SONIO/N Monthly
JPMorgan
Chase 04/14/2027 59,377 117,440 107,846 (8,434)
Regional Container Lines
PCL
OBFR01 Monthly
JPMorgan
Chase 07/01/2026 156,500 153,477 149,477 2,421
Rolls-Royce Holdings
PLC
SONIO/N Monthly
JPMorgan
Chase 01/07/2027 6,927 122,202 105,238 (15,263)

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
bridgewayfunds.com
Total Return Swaps  - Long (3.05%) (continued)
Reference Entity Pay
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
Long
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Industrials — (continued)
Simpar SA
OBFR01 Monthly
JPMorgan
Chase 04/14/2027 63,264 $ 103,971 $ 100,136 $ (4,095)
Sinopec Engineering
Group Co., Ltd.,
Class H
HIHD01M Monthly
JPMorgan
Chase 12/30/2026 172,000 171,035 129,501 (41,412)
SmartGroup Corp., Ltd.
BBSW1M Monthly
JPMorgan
Chase 03/12/2027 14,550 83,417 83,351 2,623
Sunway Construction
Group Bhd
OBFR01 Monthly
JPMorgan
Chase 04/15/2026 114,200 197,092 180,504 (17,129)
Toa Corp.
MUTKCALM Monthly
JPMorgan
Chase 01/07/2027 1,400 29,978 27,975 (1,392)
Tokyu Construction Co.,
Ltd.
MUTKCALM Monthly
JPMorgan
Chase 08/05/2026 18,800 177,247 169,184 (4,930)
Transcosmos, Inc.
MUTKCALM Monthly
JPMorgan
Chase 03/12/2027 5,100 127,105 125,891 (954)
United Integrated
Services Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 03/25/2027 5,000 163,329 132,815 (30,938)
Wallenius Wilhelmsen
ASA
NIBOR1M Monthly
JPMorgan
Chase 09/09/2026 15,885 205,128 202,156 (1,819)
Yang Ming Marine
Transport Corp.
OBFR01 Monthly
JPMorgan
Chase 04/14/2027 102,000 195,569 167,827 (27,742)
ZIM Integrated Shipping
Services, Ltd.
OBFR01 Monthly
JPMorgan
Chase 01/06/2027 6,700 193,764 176,545 (17,686)
7,602,906 7,211,913 (343,816)
Information Technology
ADATA Technology Co.,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 09/09/2026 20,000 200,393 221,898 20,986
Advantest Corp.
MUTKCALM Monthly
JPMorgan
Chase 01/20/2027 900 138,736 124,206 (13,908)
Asustek Computer, Inc.
OBFR01 Monthly
JPMorgan
Chase 01/21/2027 1,000 16,679 17,563 842
Bravura Solutions, Ltd.
BBSW1M Monthly
JPMorgan
Chase 01/20/2027 143,357 216,230 204,751 (4,510)
Celestica, Inc.
CAONREPO Monthly
JPMorgan
Chase 01/06/2027 400 107,789 112,837 7,560
Chroma ATE, Inc.
OBFR01 Monthly
JPMorgan
Chase 04/14/2027 2,000 93,294 95,969 2,676
Chunghwa Precision Test
Tech Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 03/12/2027 2,000 227,040 202,160 (25,441)
Computacenter PLC
SONIO/N Monthly
JPMorgan
Chase 02/17/2027 3,262 140,201 130,748 (7,501)
DataTec, Ltd.
JIBA1M Monthly
JPMorgan
Chase 01/08/2027 36,712 162,857 152,482 (3,911)
Evertz Technologies, Ltd.
CAONREPO Monthly
JPMorgan
Chase 01/19/2027 16,989 200,261 196,746 1,152
Furuno Electric Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 11/04/2026 1,800 76,516 71,992 (3,113)
GMO internet group, Inc.
MUTKCALM Monthly
JPMorgan
Chase 04/15/2026 8,800 160,924 161,755 1,798
GMO Internet group, Inc.
MUTKCALM Monthly
JPMorgan
Chase 04/15/2026 1,700 31,219 31,248 369
Ituran Location and
Control, Ltd.
OBFR01 Monthly
JPMorgan
Chase 01/20/2027 3,800 190,267 186,238 (993)

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
Quarterly Report | March 31, 2026 (Unaudited)
Total Return Swaps  - Long (3.05%) (continued)
Reference Entity Pay
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
Long
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Information Technology
— (continued)
Jinkosolar Holding Co.,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 04/13/2027 3,700 $ 95,724 $ 94,017 $ (1,707)
Kaga Electronics Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 02/17/2027 6,600 169,381 158,047 (9,206)
Legend Holdings Corp.,
Class H
HIHD01M Monthly
JPMorgan
Chase 02/17/2027 98,100 115,605 101,447 (14,075)
Lenovo Group, Ltd.
HIHD01M Monthly
JPMorgan
Chase 04/14/2027 160,000 197,640 192,434 (4,804)
Marketech International
Corp.
OBFR01 Monthly
JPMorgan
Chase 04/15/2026 11,000 93,632 97,495 3,621
Newborn Town, Inc.
HIHD01M Monthly
JPMorgan
Chase 04/15/2026 100,000 125,896 102,297 (23,510)
Oki Electric Industry Co.,
Ltd.
MUTKCALM Monthly
JPMorgan
Chase 07/14/2026 12,800 226,009 217,032 (5,645)
PAX Global Technology,
Ltd.
HIHD01M Monthly
JPMorgan
Chase 05/27/2026 259,000 161,546 142,032 (19,399)
Phison Electronics Corp.
OBFR01 Monthly
JPMorgan
Chase 04/14/2027 1,000 57,212 49,734 (7,612)
Seagate Technology
Holdings PLC
OBFR01 Monthly
JPMorgan
Chase 12/01/2026 420 161,402 164,539 3,060
SK hynix, Inc.
OBFR01 Monthly
JPMorgan
Chase 01/20/2027 273 174,283 154,891 (19,839)
Softwareone Holding AG
SSARON Monthly
JPMorgan
Chase 01/20/2027 21,364 190,585 187,590 2,338
Systena Corp.
MUTKCALM Monthly
JPMorgan
Chase 01/07/2027 3,900 10,615 10,361 (35)
Telefonaktiebolaget LM
Ericsson, Class B
STIB1M Monthly
JPMorgan
Chase 01/08/2027 13,611 155,516 155,169 4,924
TomTom NV
ESTRON Monthly
JPMorgan
Chase 09/09/2026 29,494 166,537 148,952 (16,549)
Toshiba TEC Corp.
MUTKCALM Monthly
JPMorgan
Chase 03/12/2027 10,300 193,172 177,902 (14,437)
VSTECS Holdings, Ltd.
HIHD01M Monthly
JPMorgan
Chase 05/27/2026 168,000 178,008 185,273 7,391
Winbond Electronics
Corp.
OBFR01 Monthly
JPMorgan
Chase 04/14/2027 30,000 106,614 91,086 (15,780)
WinWay Technology Co.,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 03/12/2027 1,000 171,967 236,551 64,584
WT Microelectronics Co.,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 06/17/2026 28,000 195,242 194,061 (1,686)
4,908,992 4,771,503 (92,360)
Materials
5N Plus, Inc.
CAONREPO Monthly
JPMorgan
Chase 01/19/2027 5,800 124,722 132,085 10,270
Aluminum Corp. of China,
Ltd., Class H
HIHD01M Monthly
JPMorgan
Chase 01/20/2027 64,000 107,895 93,630 (14,103)
Andean Precious Metals
Corp.
CAONREPO Monthly
JPMorgan
Chase 04/13/2027 29,100 185,790 145,385 (36,550)
Anglogold Ashanti PLC
JIBA1M Monthly
JPMorgan
Chase 04/15/2027 1,097 113,316 109,494 (1,171)
Aura Minerals, Inc.
OBFR01 Monthly
JPMorgan
Chase 04/13/2027 1,000 81,916 81,600 (482)

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
bridgewayfunds.com
Total Return Swaps  - Long (3.05%) (continued)
Reference Entity Pay
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
Long
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Materials — (continued)
Cascades, Inc.
CAONREPO Monthly
JPMorgan
Chase 12/30/2026 16,897 $ 145,975 $ 143,450 $ 783
China BlueChemical, Ltd.,
Class H
HIHD01M Monthly
JPMorgan
Chase 02/17/2027 522,000 208,829 184,447 (24,067)
China Hongqiao Group,
Ltd.
HIHD01M Monthly
JPMorgan
Chase 01/07/2027 22,500 107,843 101,637 (6,129)
CMOC Group, Ltd.,
Class H
HIHD01M Monthly
JPMorgan
Chase 12/30/2026 69,000 183,614 145,118 (38,366)
DPM Metals, Inc.
CAONREPO Monthly
JPMorgan
Chase 05/25/2026 5,523 220,676 194,462 (20,884)
Endeavour Mining PLC
SONIO/N Monthly
JPMorgan
Chase 12/31/2026 3,202 206,304 192,920 (9,466)
Evolution Mining, Ltd.
BBSW1M Monthly
JPMorgan
Chase 01/20/2027 13,330 134,835 120,033 (10,456)
Fresnillo PLC
SONIO/N Monthly
JPMorgan
Chase 10/07/2026 3,327 169,767 147,473 (19,930)
Fufeng Group, Ltd.
HIHD01M Monthly
JPMorgan
Chase 09/09/2026 92,000 96,070 82,135 (13,867)
Gold Fields, Ltd.
JIBA1M Monthly
JPMorgan
Chase 12/03/2026 1,853 97,390 85,149 (8,375)
IAMGOLD Corp.
CAONREPO Monthly
JPMorgan
Chase 04/13/2027 4,653 100,441 87,501 (10,855)
Industrias Penoles SAB
de CV
MXIBTIIE Monthly
JPMorgan
Chase 09/08/2026 3,600 197,648 160,006 (34,054)
Jiangxi Copper Co., Ltd.,
Class H
HIHD01M Monthly
JPMorgan
Chase 02/17/2027 20,000 104,040 88,825 (15,142)
Jinan Acetate Chemical
Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 04/14/2027 86,000 118,660 116,061 (2,600)
Kingsgate Consolidated,
Ltd.
BBSW1M Monthly
JPMorgan
Chase 04/14/2027 29,834 142,076 93,076 (42,582)
Kinross Gold Corp.
CAONREPO Monthly
JPMorgan
Chase 01/06/2027 5,991 196,800 183,162 (9,050)
Lundin Gold, Inc.
CAONREPO Monthly
JPMorgan
Chase 01/20/2027 2,122 186,483 162,167 (19,970)
Macmahon Holdings, Ltd.
BBSW1M Monthly
JPMorgan
Chase 04/14/2027 415,263 194,952 206,085 17,525
Metalurgica Gerdau SA
OBFR01 Monthly
JPMorgan
Chase 04/14/2027 59,400 97,158 97,933 554
Mineros SA
OBFR01 Monthly
JPMorgan
Chase 01/20/2027 41,281 193,870 148,329 (46,091)
MMG, Ltd.
HIHD01M Monthly
JPMorgan
Chase 04/14/2027 100,000 114,284 94,745 (19,462)
National Aluminium Co.,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/29/2026 26,696 113,045 110,207 (3,155)
OceanaGold Corp.
CAONREPO Monthly
JPMorgan
Chase 06/16/2026 5,378 202,830 169,563 (28,128)
Omnia Holdings, Ltd.
JIBA1M Monthly
JPMorgan
Chase 09/10/2026 22,937 125,057 130,521 10,427
Orla Mining, Ltd.
CAONREPO Monthly
JPMorgan
Chase 05/25/2026 11,276 206,152 181,327 (20,020)
Perenti, Ltd.
BBSW1M Monthly
JPMorgan
Chase 02/23/2027 94,105 140,596 128,875 (5,059)
Regis Resources, Ltd.
BBSW1M Monthly
JPMorgan
Chase 05/26/2026 38,635 223,431 183,121 (28,965)

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
Quarterly Report | March 31, 2026 (Unaudited)
Total Return Swaps  - Long (3.05%) (continued)
Reference Entity Pay
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
Long
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Materials — (continued)
Resolute Mining, Ltd.
BBSW1M Monthly
JPMorgan
Chase 04/14/2027 189,177 $ 195,265 $ 187,064 $ (1,822)
Sibanye Stillwater, Ltd.
JIBA1M Monthly
JPMorgan
Chase 04/15/2027 27,386 93,922 84,061 (7,664)
Sims, Ltd.
BBSW1M Monthly
JPMorgan
Chase 01/20/2027 12,603 163,968 159,919 1,425
Stanmore Resources, Ltd.
BBSW1M Monthly
JPMorgan
Chase 01/20/2027 92,821 183,798 178,233 359
thyssenkrupp AG
ESTRON Monthly
JPMorgan
Chase 04/15/2026 18,059 192,169 159,127 (32,111)
Vedanta, Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/29/2026 22,177 174,411 155,597 (19,303)
5,845,998 5,224,523 (508,536)
Real Estate
Country Garden Services
Holdings Co., Ltd.
HIHD01M Monthly
JPMorgan
Chase 04/14/2027 106,000 82,673 80,558 (1,946)
Emaar Development
PJSC
OBFR01 Monthly
JPMorgan
Chase 04/15/2026 39,177 163,720 148,300 (15,908)
Emaar Properties PJSC
OBFR01 Monthly
JPMorgan
Chase 03/18/2027 55,744 193,188 182,419 (11,331)
Jones Lang LaSalle, Inc.
OBFR01 Monthly
JPMorgan
Chase 01/06/2027 642 188,623 195,373 6,310
Leopalace21 Corp.
MUTKCALM Monthly
JPMorgan
Chase 12/29/2026 44,700 192,801 181,733 (9,964)
Millrose Properties, Inc.
OBFR01 Monthly
JPMorgan
Chase 04/13/2027 3,300 97,380 92,400 (5,193)
Sunac Services Holdings,
Ltd.
HIHD01M Monthly
JPMorgan
Chase 03/12/2027 1,004,000 161,689 107,376 (54,199)
Wereldhave NV
ESTRON Monthly
JPMorgan
Chase 01/07/2027 587 14,597 14,535 29
1,094,671 1,002,694 (92,202)
Utilities
Acciona SA
ESTRON Monthly
JPMorgan
Chase 03/12/2027 534 134,341 140,422 7,102
Centrica PLC
SONIO/N Monthly
JPMorgan
Chase 04/07/2027 76,524 206,979 216,673 12,576
Cia de Saneamento
de Minas Gerais
Copasa MG
OBFR01 Monthly
JPMorgan
Chase 04/15/2026 11,800 122,681 131,444 10,365
Drax Group PLC
SONIO/N Monthly
JPMorgan
Chase 02/23/2027 14,712 172,533 173,863 3,733
Enea SA
WIBO1M Monthly
JPMorgan
Chase 04/15/2026 29,897 179,583 199,919 22,587
ENN Natural Gas Co.,
Ltd., Class A
OBFR01 Monthly
JPMorgan
Chase 03/12/2027 24,900 76,415 79,691 3,276
Korea Electric Power
Corp.
OBFR01 Monthly
JPMorgan
Chase 12/30/2026 4,812 155,891 136,807 (15,151)
Tauron Polska Energia SA
WIBO1M Monthly
JPMorgan
Chase 09/09/2026 61,561 166,233 170,773 6,625
1,214,656 1,249,592 51,113
Total Reference Entity - Long
$ 41,669,982 $ 39,968,877 $ (1,307,551)

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
bridgewayfunds.com
Total Return Swaps  - Short ( 3.01% )
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Communication Services
Baltic Classifieds Group
PLC
SONIO/N Monthly
JPMorgan
Chase 11/03/2026 59,169 $ (148,524) $ (143,319) $ 3,183
Cellnex Telecom SA
ESTRON Monthly
JPMorgan
Chase 06/17/2026 4,249 (146,089) (136,626) 8,493
China Literature, Ltd.
HIHDO/N Monthly
JPMorgan
Chase 03/12/2027 37,600 (148,771) (123,257) 25,297
Coffee Stain Group AB,
Class B
STIB1D Monthly
JPMorgan
Chase 03/12/2027 81,766 (143,158) (148,077) (9,001)
Damai Entertainment
Holdings, Ltd.
HIHDO/N Monthly
JPMorgan
Chase 01/20/2027 1,630,000 (149,496) (133,144) 16,249
Hemnet Group AB
STIB1D Monthly
JPMorgan
Chase 09/09/2026 7,422 (100,690) (84,603) 12,652
JYP Entertainment Corp.
OBFR01 Monthly
JPMorgan
Chase 03/12/2027 1,907 (81,248) (78,682) 2,774
Kadokawa Corp.
MUTKCALM Monthly
JPMorgan
Chase 12/02/2026 6,000 (119,608) (145,095) (26,875)
Kakao Corp.
OBFR01 Monthly
JPMorgan
Chase 03/12/2027 3,712 (131,249) (114,598) 16,572
Kakao Games Corp.
OBFR01 Monthly
JPMorgan
Chase 06/17/2026 12,419 (112,416) (101,260) 11,071
Kinepolis Group NV
ESTRON Monthly
JPMorgan
Chase 03/12/2027 2,721 (81,923) (82,586) (1,286)
Kingsoft Corp., Ltd.
HIHDO/N Monthly
JPMorgan
Chase 11/03/2026 17,800 (57,332) (51,862) 5,363
Krafton, Inc.
OBFR01 Monthly
JPMorgan
Chase 10/08/2026 864 (139,364) (147,707) (8,024)
NetEase Cloud Music,
Inc.
HIHDO/N Monthly
JPMorgan
Chase 04/14/2027 7,700 (147,871) (127,920) 19,768
Nintendo Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 03/12/2027 2,300 (137,205) (131,297) 4,197
REA Group, Ltd.
RBACOR Monthly
JPMorgan
Chase 12/31/2026 1,067 (130,551) (116,899) 9,383
Smg Swiss Marketplace
Group AG
SSARON Monthly
JPMorgan
Chase 04/14/2027 3,141 (119,673) (109,742) 7,080
Tencent Music
Entertainment
Group, ADR
OBFR01 Monthly
JPMorgan
Chase 02/17/2027 10,000 (137,739) (92,800) 45,145
Vend Marketplaces ASA
NOWA Monthly
JPMorgan
Chase 12/30/2026 4,491 (120,009) (111,178) 8,089
YG Entertainment, Inc.
OBFR01 Monthly
JPMorgan
Chase 02/17/2027 2,819 (127,779) (100,363) 27,974
(2,480,695) (2,281,015) 178,104
Consumer Discretionary
adidas AG
ESTRON Monthly
JPMorgan
Chase 04/14/2027 438 (70,979) (70,893) 37
Afya, Ltd., Class A
OBFR01 Monthly
JPMorgan
Chase 01/20/2027 8,500 (119,340) (126,395) (6,791)
Alibaba Group Holding,
Ltd.
HIHDO/N Monthly
JPMorgan
Chase 02/17/2027 6,500 (110,910) (101,884) 8,924
Allegro.eu SA
WIBOON Monthly
JPMorgan
Chase 02/23/2027 14,957 (115,392) (107,361) 6,498
AmRest Holdings SE
WIBOON Monthly
JPMorgan
Chase 03/12/2027 39,562 (126,596) (123,070) 2,468
Auto Partner SA
WIBOON Monthly
JPMorgan
Chase 03/12/2027 15,572 (74,966) (75,507) (1,486)

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
Quarterly Report | March 31, 2026 (Unaudited)
Total Return Swaps  - Short (3.01%) (continued)
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Consumer Discretionary
— (continued)
Auto1 Group SE
ESTRON Monthly
JPMorgan
Chase 04/14/2027 7,271 $ (137,754) $ (129,453) $ 8,205
Azorim-Investment
Development &
Construction Co.,
Ltd.
SHIR Monthly
JPMorgan
Chase 04/15/2026 21,099 (164,947) (126,573) 34,722
Better Collective A/S
STIB1D Monthly
JPMorgan
Chase 04/15/2026 10,853 (174,687) (157,751) 10,859
Brunello Cucinelli S.p.A
ESTRON Monthly
JPMorgan
Chase 05/26/2026 1,758 (149,860) (153,639) (4,462)
BYD Co., Ltd., Class H
HIHDO/N Monthly
JPMorgan
Chase 10/07/2026 12,000 (149,097) (164,056) (15,156)
Corporate Travel
Management, Ltd.
∆
# RBACOR Monthly
JPMorgan
Chase 06/17/2026 5,509 0 (61,005) (61,005)
DPC Dash, Ltd.
HIHDO/N Monthly
JPMorgan
Chase 10/07/2026 15,500 (131,580) (94,488) 36,679
Ferrari NV
ESTRON Monthly
JPMorgan
Chase 12/02/2026 354 (123,897) (120,114) 2,980
GENDA, Inc.
MUTKCALM Monthly
JPMorgan
Chase 12/29/2026 30,500 (136,424) (115,105) 20,062
GN Store Nord As
DKDR1T Monthly
JPMorgan
Chase 02/17/2027 2,059 (29,253) (32,935) (3,874)
Guzman y Gomez, Ltd.
RBACOR Monthly
JPMorgan
Chase 04/15/2026 7,190 (98,118) (80,656) 14,253
Harvia Oyj
ESTRON Monthly
JPMorgan
Chase 04/14/2027 1,438 (60,328) (55,346) 4,969
HBX Group International
PLC
ESTRON Monthly
JPMorgan
Chase 07/14/2026 17,021 (133,418) (127,153) 5,380
Hermes International SCA
ESTRON Monthly
JPMorgan
Chase 06/17/2026 52 (117,980) (98,506) 18,689
Jabal Omar Development
Co.
OBFR01 Monthly
JPMorgan
Chase 04/14/2027 28,668 (117,209) (122,648) (5,439)
Kyoritsu Maintenance Co.,
Ltd.
MUTKCALM Monthly
JPMorgan
Chase 04/14/2027 3,900 (62,989) (60,527) 2,518
Li Auto, Inc., Class A
HIHDO/N Monthly
JPMorgan
Chase 09/09/2026 13,700 (120,910) (120,926) (180)
Lung Yen Life Service
Corp.
OBFR01 Monthly
JPMorgan
Chase 04/14/2027 88,000 (136,253) (129,867) 6,387
McDonald's Holdings Co.
Japan, Ltd.
MUTKCALM Monthly
JPMorgan
Chase 05/26/2026 600 (28,817) (31,359) (2,734)
Meituan, Class B
HIHDO/N Monthly
JPMorgan
Chase 07/14/2026 14,800 (148,591) (161,501) (13,144)
Melco Resorts &
Entertainment, Ltd.,
ADR
OBFR01 Monthly
JPMorgan
Chase 04/13/2027 11,600 (64,461) (65,888) (1,427)
MIPS AB
STIB1D Monthly
JPMorgan
Chase 12/02/2026 1,950 (51,500) (47,849) 1,877
Nan Kang Rubber Tire
Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 04/14/2027 78,000 (80,830) (86,662) (7,542)
Naspers, Ltd., Class N
SAONBOR Monthly
JPMorgan
Chase 03/15/2027 2,598 (150,184) (134,387) 10,696
Oriental Land Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 01/07/2027 7,100 (126,175) (120,841) 4,202

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
bridgewayfunds.com
Total Return Swaps  - Short (3.01%) (continued)
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Consumer Discretionary
— (continued)
PPHE Hotel Group, Ltd.
SONIO/N Monthly
JPMorgan
Chase 12/31/2026 6,398 $ (149,623) $ (134,817) $ 12,872
Prosus NV
ESTRON Monthly
JPMorgan
Chase 04/14/2027 1,841 (98,062) (85,230) 12,764
Sea, Ltd., ADR
OBFR01 Monthly
JPMorgan
Chase 04/13/2027 900 (78,778) (74,529) 4,249
Sega Sammy Holdings,
Inc.
MUTKCALM Monthly
JPMorgan
Chase 02/17/2027 8,500 (148,327) (130,864) 16,981
Shimano, Inc.
MUTKCALM Monthly
JPMorgan
Chase 01/21/2027 1,000 (102,021) (104,403) (3,060)
Six Flags Entertainment
Corp.
OBFR01 Monthly
JPMorgan
Chase 12/29/2026 9,300 (148,986) (165,075) (15,789)
SJM Holdings, Ltd.
HIHDO/N Monthly
JPMorgan
Chase 04/15/2026 407,000 (117,565) (109,184) 8,137
Sweetgreen, Inc., Class A
OBFR01 Monthly
JPMorgan
Chase 12/29/2026 18,694 (106,556) (97,022) 9,748
Tainan Spinning Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 02/17/2027 260,000 (104,102) (104,198) 99
Temple & Webster Group,
Ltd.
RBACOR Monthly
JPMorgan
Chase 01/20/2027 28,783 (151,833) (144,321) 2,383
Trip.com Group, Ltd.
HIHDO/N Monthly
JPMorgan
Chase 04/14/2027 2,800 (148,548) (138,372) 9,992
We Buy Cars Holdings,
Ltd.
SAONBOR Monthly
JPMorgan
Chase 12/31/2026 47,945 (130,185) (112,770) 12,159
XPeng, Inc., Class A
HIHDO/N Monthly
JPMorgan
Chase 03/12/2027 16,300 (150,627) (139,326) 11,162
YIT Oyj
ESTRON Monthly
JPMorgan
Chase 12/30/2026 36,335 (115,532) (109,723) 5,044
(5,064,190) (4,854,179) 163,906
Consumer Staples
AAK AB
STIB1D Monthly
JPMorgan
Chase 04/14/2027 2,065 (51,524) (53,179) (2,973)
Apotea AB
STIB1D Monthly
JPMorgan
Chase 03/12/2027 19,345 (121,139) (129,847) (12,980)
Beiersdorf AG
ESTRON Monthly
JPMorgan
Chase 05/26/2026 1,603 (149,130) (144,090) 4,439
Boxer Retail, Ltd.
SAONBOR Monthly
JPMorgan
Chase 03/15/2027 31,533 (141,305) (139,913) (4,808)
Cencosud SA
OBFR01 Monthly
JPMorgan
Chase 04/14/2027 30,323 (87,848) (82,785) 5,143
COFCO Joycome Foods,
Ltd.
HIHDO/N Monthly
JPMorgan
Chase 01/07/2027 650,000 (135,418) (106,027) 29,117
Cosmax, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/02/2026 723 (84,636) (95,522) (12,020)
Dino Polska SA
WIBOON Monthly
JPMorgan
Chase 10/07/2026 10,129 (114,342) (91,541) 21,281
Dis-Chem Pharmacies,
Ltd.
SAONBOR Monthly
JPMorgan
Chase 11/04/2026 60,392 (130,648) (132,838) (7,428)
Great Tree Pharmacy Co.,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 10/07/2026 8,000 (20,605) (20,579) 36
Grupo Bimbo SAB de CV
MXIBTIIE Monthly
JPMorgan
Chase 01/06/2027 7,600 (26,339) (25,485) 310
Intercos S.p.A
ESTRON Monthly
JPMorgan
Chase 01/21/2027 8,334 (116,091) (119,883) (4,566)

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
Quarterly Report | March 31, 2026 (Unaudited)
Total Return Swaps  - Short (3.01%) (continued)
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Consumer Staples
— (continued)
Kerry Group PLC,
Class A
ESTRON Monthly
JPMorgan
Chase 10/07/2026 1,867 $ (151,514) $ (148,650) $ 2,112
Kobayashi Pharmaceutical
Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 01/07/2027 3,100 (110,339) (115,744) (6,138)
Kolmar Korea Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 01/20/2027 2,810 (133,873) (144,879) (11,014)
Lian HWA Food Corp.
OBFR01 Monthly
JPMorgan
Chase 07/14/2026 46,900 (123,004) (137,222) (14,001)
L'Oreal SA
ESTRON Monthly
JPMorgan
Chase 01/07/2027 222 (93,871) (90,641) 2,607
Lotus Bakeries NV
ESTRON Monthly
JPMorgan
Chase 10/07/2026 7 (83,649) (79,035) 4,058
Magnum Ice Cream Co.
NV (The)
ESTRON Monthly
JPMorgan
Chase 04/14/2027 9,935 (153,025) (145,954) 7,099
Natura Cosmeticos SA
OBFR01 Monthly
JPMorgan
Chase 01/20/2027 91,100 (156,533) (183,612) (26,782)
Vitasoy International
Holdings, Ltd.
HIHDO/N Monthly
JPMorgan
Chase 01/20/2027 150,000 (130,562) (119,508) 10,896
(2,315,395) (2,306,934) (15,612)
Energy
Advantage Energy, Ltd.
CAONREPO Monthly
JPMorgan
Chase 12/01/2026 15,837 (122,937) (127,848) (7,900)
CMB Tech NV
ESTRON Monthly
JPMorgan
Chase 12/02/2026 6,600 (89,631) (85,240) 3,904
Dialog Group Bhd
OBFR01 Monthly
JPMorgan
Chase 12/30/2026 299,800 (149,866) (160,987) (11,272)
International Petroleum
Corp.
CAONREPO Monthly
JPMorgan
Chase 12/30/2026 5,839 (145,275) (157,486) (15,627)
Kelt Exploration, Ltd.
CAONREPO Monthly
JPMorgan
Chase 04/06/2027 20,850 (133,936) (140,439) (8,538)
PRIO SA
OBFR01 Monthly
JPMorgan
Chase 09/10/2026 16,000 (182,558) (204,516) (21,602)
Rabigh Refining &
Petrochemical Co.
OBFR01 Monthly
JPMorgan
Chase 04/14/2027 65,006 (151,826) (181,187) (29,538)
SK Innovation Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/02/2026 1,809 (147,498) (132,756) 15,227
Yellow Cake PLC
SONIO/N Monthly
JPMorgan
Chase 02/23/2027 15,839 (133,531) (126,849) 4,790
(1,257,058) (1,317,308) (70,556)
Financials
Adyen NV
ESTRON Monthly
JPMorgan
Chase 08/05/2026 105 (114,344) (105,089) 8,456
Alpha Bank SA
ESTRON Monthly
JPMorgan
Chase 04/14/2027 16,061 (65,142) (59,575) 5,521
Arthur J Gallagher & Co.
OBFR01 Monthly
JPMorgan
Chase 12/29/2026 514 (108,824) (111,322) (2,279)
Banco De Sabadell SA
ESTRON Monthly
JPMorgan
Chase 04/14/2027 41,614 (152,783) (149,074) 3,604
Bank of Kaohsiung Co.,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 04/14/2027 389,000 (149,219) (147,335) 1,884
Bank of Nagoya, Ltd.
(The)
MUTKCALM Monthly
JPMorgan
Chase 04/14/2027 2,100 (74,752) (77,478) (2,660)
Brookfield Corp.
CAONREPO Monthly
JPMorgan
Chase 09/09/2026 3,100 (129,393) (125,618) 658

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
bridgewayfunds.com
Total Return Swaps  - Short (3.01%) (continued)
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Financials — (continued)
Brookfield Wealth
Solutions, Ltd.
CAONREPO Monthly
JPMorgan
Chase 04/06/2027 3,500 $ (150,677) $ (145,299) $ 1,774
Brown & Brown, Inc.
OBFR01 Monthly
JPMorgan
Chase 03/11/2027 757 (51,915) (49,364) 2,551
Bure Equity AB
STIB1D Monthly
JPMorgan
Chase 09/09/2026 6,242 (142,024) (145,661) (8,574)
Capitec Bank Holdings,
Ltd.
SAONBOR Monthly
JPMorgan
Chase 04/15/2027 194 (50,258) (47,665) 1,223
Chang Hwa Commercial
Bank, Ltd.
OBFR01 Monthly
JPMorgan
Chase 11/03/2026 197,000 (126,538) (126,571) 243
China International
Capital Corp., Ltd.,
Class H
HIHDO/N Monthly
JPMorgan
Chase 03/12/2027 38,000 (91,650) (84,366) 7,082
Euronet Worldwide, Inc.
OBFR01 Monthly
JPMorgan
Chase 01/20/2027 2,045 (148,442) (135,727) 12,908
Euronext NV
ESTRON Monthly
JPMorgan
Chase 03/12/2027 864 (140,480) (138,743) 863
Fiserv, Inc.
OBFR01 Monthly
JPMorgan
Chase 09/09/2026 2,071 (123,121) (115,562) 7,807
Flow Traders, Ltd.
ESTRON Monthly
JPMorgan
Chase 12/30/2026 4,604 (147,463) (146,374) 109
Galaxy Digital, Inc.,
Class A
OBFR01 Monthly
JPMorgan
Chase 03/11/2027 8,300 (181,189) (153,135) 28,054
Generation Development
Group, Ltd.
RBACOR Monthly
JPMorgan
Chase 12/31/2026 43,536 (135,068) (129,258) 1,094
Goosehead Insurance,
Inc., Class A
OBFR01 Monthly
JPMorgan
Chase 09/09/2026 3,143 (142,984) (134,080) 9,176
Grupo Financiero Inbursa
SAB de CV, Class O
MXIBTIIE Monthly
JPMorgan
Chase 12/01/2026 53,900 (133,732) (135,780) (4,796)
Hyakugo Bank, Ltd. (The)
MUTKCALM Monthly
JPMorgan
Chase 04/14/2027 10,300 (102,526) (101,247) 534
IBF Financial Holdings
Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 07/14/2026 246,887 (123,686) (116,223) 7,782
Keiyo Bank, Ltd. (The)
MUTKCALM Monthly
JPMorgan
Chase 03/12/2027 11,600 (150,581) (150,983) (2,135)
L E Lundbergforetagen
AB, Class B
STIB1D Monthly
JPMorgan
Chase 07/14/2026 2,153 (131,309) (122,406) 4,378
LIFENET INSURANCE
Co.
MUTKCALM Monthly
JPMorgan
Chase 12/29/2026 8,800 (124,953) (112,911) 11,144
London Stock Exchange
Group PLC
SONIO/N Monthly
JPMorgan
Chase 06/17/2026 1,097 (126,213) (129,542) (5,142)
Molten Ventures PLC
SONIO/N Monthly
JPMorgan
Chase 04/14/2027 9,633 (58,678) (58,716) (750)
OSL Group, Ltd.
HIHDO/N Monthly
JPMorgan
Chase 01/20/2027 58,000 (88,958) (104,194) (16,627)
Pagseguro Digital, Ltd.,
Class A
OBFR01 Monthly
JPMorgan
Chase 12/01/2026 13,000 (131,560) (130,260) 1,591
Paymentus Holdings, Inc.,
Class A
OBFR01 Monthly
JPMorgan
Chase 04/13/2027 2,486 (63,955) (63,144) 810
Payoneer Global, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/29/2026 31,953 (148,559) (154,333) (5,484)
Quants Research Institute
Holdings, Inc.
MUTKCALM Monthly
JPMorgan
Chase 02/24/2027 3,900 (16,900) (14,647) 2,124

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
Quarterly Report | March 31, 2026 (Unaudited)
Total Return Swaps  - Short (3.01%) (continued)
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Financials — (continued)
Reinet Investments SCA
SAONBOR Monthly
JPMorgan
Chase 10/08/2026 3,787 $ (126,753) $ (123,046) $ (1,411)
Remgro, Ltd.
SAONBOR Monthly
JPMorgan
Chase 05/27/2026 10,906 (120,562) (122,340) (6,646)
RLI Corp.
OBFR01 Monthly
JPMorgan
Chase 03/11/2027 1,102 (66,924) (62,858) 4,228
Root, Inc., Class A
OBFR01 Monthly
JPMorgan
Chase 04/13/2027 3,100 (137,561) (136,927) 634
Ryan Specialty Holdings,
Inc.
OBFR01 Monthly
JPMorgan
Chase 04/14/2026 2,978 (108,548) (100,478) 8,303
S&P Global, Inc.
OBFR01 Monthly
JPMorgan
Chase 04/13/2027 177 (75,827) (75,285) 541
Saudi Tadawul Group
Holding Co.
OBFR01 Monthly
JPMorgan
Chase 06/01/2026 3,376 (128,267) (125,010) 3,099
Shift4 Payments, Inc.,
Class A
OBFR01 Monthly
JPMorgan
Chase 04/13/2027 2,312 (108,376) (101,104) 7,272
Shiga Bank
MUTKCALM Monthly
JPMorgan
Chase 03/12/2027 9,500 (103,526) (114,112) (10,882)
Sofina SA
ESTRON Monthly
JPMorgan
Chase 12/30/2026 536 (145,264) (130,154) 14,487
StepStone Group, Inc.,
Class A
OBFR01 Monthly
JPMorgan
Chase 04/13/2027 3,326 (151,624) (158,717) (7,092)
StoneCo., Ltd., Class A
OBFR01 Monthly
JPMorgan
Chase 10/06/2026 8,400 (118,356) (118,608) (15)
Taichung Commercial
Bank Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 11/03/2026 188,899 (120,444) (122,297) (1,610)
Taiwan Business Bank
OBFR01 Monthly
JPMorgan
Chase 12/30/2026 254,000 (120,069) (120,519) (229)
Union Bank Of Taiwan
OBFR01 Monthly
JPMorgan
Chase 01/07/2027 176,550 (109,798) (114,543) (4,462)
United International
Holding Co.
OBFR01 Monthly
JPMorgan
Chase 04/14/2027 2,108 (74,105) (70,598) 3,507
World Acceptance Corp.
OBFR01 Monthly
JPMorgan
Chase 12/01/2026 894 (124,704) (120,726) 4,260
Zhongan Online P&C
Insurance Co., Ltd.
HIHDO/N Monthly
JPMorgan
Chase 04/14/2027 81,600 (149,155) (134,154) 14,498
Zip Co., Ltd.
RBACOR Monthly
JPMorgan
Chase 04/14/2027 125,551 (152,819) (140,339) 7,126
(6,070,558) (5,913,497) 108,531
Health Care
Advanced Medical
Solutions Group PLC
SONIO/N Monthly
JPMorgan
Chase 04/14/2027 22,233 (57,907) (57,063) 142
Alcon AG
SSARON Monthly
JPMorgan
Chase 10/07/2026 1,500 (121,997) (113,385) 4,875
Ambu A/S, Class B
DKDR1T Monthly
JPMorgan
Chase 09/09/2026 12,655 (146,584) (135,248) 10,672
BioMerieux
ESTRON Monthly
JPMorgan
Chase 04/14/2027 515 (56,154) (55,019) 1,096
Carl Zeiss Meditec AG
ESTRON Monthly
JPMorgan
Chase 01/20/2027 1,172 (33,853) (33,687) (73)
DiaSorin S.p.A
ESTRON Monthly
JPMorgan
Chase 07/14/2026 1,808 (146,520) (126,674) 18,869
GVS S.p.A
ESTRON Monthly
JPMorgan
Chase 04/07/2027 34,037 (148,196) (141,343) 6,189

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
bridgewayfunds.com
Total Return Swaps  - Short (3.01%) (continued)
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Health Care
— (continued)
HLB, Inc.
OBFR01 Monthly
JPMorgan
Chase 06/17/2026 3,242 $ (111,207) $ (107,104) $ 4,074
Hygeia Healthcare
Holdings Co., Ltd.
HIHDO/N Monthly
JPMorgan
Chase 01/20/2027 82,600 (132,918) (120,762) 10,292
PROCEPT BioRobotics
Corp.
OBFR01 Monthly
JPMorgan
Chase 06/16/2026 5,958 (148,290) (149,010) (529)
Revenio Group Oyj
ESTRON Monthly
JPMorgan
Chase 09/09/2026 6,215 (131,887) (137,338) (6,308)
Spire Healthcare Group
PLC
SONIO/N Monthly
JPMorgan
Chase 03/12/2027 30,198 (75,420) (58,635) 15,550
Terumo Corp.
MUTKCALM Monthly
JPMorgan
Chase 04/14/2027 6,600 (85,582) (88,669) (3,012)
Vimian Group AB
STIB1D Monthly
JPMorgan
Chase 02/17/2027 26,948 (76,599) (79,988) (6,023)
Well Health Technologies
Corp.
CAONREPO Monthly
JPMorgan
Chase 12/01/2026 11,415 (36,437) (31,510) 4,078
Ypsomed Holding AG
SSARON Monthly
JPMorgan
Chase 12/02/2026 308 (110,035) (107,974) (1,271)
(1,619,586) (1,543,409) 58,621
Industrials
Airbus SE
ESTRON Monthly
JPMorgan
Chase 04/14/2027 653 (132,937) (123,465) 9,381
ATS Corp.
CAONREPO Monthly
JPMorgan
Chase 12/01/2026 1,614 (48,378) (45,493) 1,758
Auckland International
Airport, Ltd.
NZOCR Monthly
JPMorgan
Chase 10/07/2026 28,090 (139,508) (128,651) 5,248
Austal, Ltd.
RBACOR Monthly
JPMorgan
Chase 04/14/2027 41,078 (145,060) (137,815) 2,163
AviChina Industry &
Technology Co., Ltd.,
Class H
HIHDO/N Monthly
JPMorgan
Chase 12/02/2026 244,000 (125,682) (104,198) 21,335
Beijer Ref AB
STIB1D Monthly
JPMorgan
Chase 04/14/2027 10,545 (147,922) (146,187) (1,938)
Beijing Capital
International Airport
Co., Ltd., Class H
HIHDO/N Monthly
JPMorgan
Chase 01/07/2027 424,000 (110,012) (99,437) 10,441
Bystronic AG
SSARON Monthly
JPMorgan
Chase 02/17/2027 256 (72,308) (67,244) 2,877
Cadeler A/S
NOWA Monthly
JPMorgan
Chase 12/02/2026 23,750 (148,646) (138,485) 9,312
Canadian Pacific Kansas
City, Ltd.
CAONREPO Monthly
JPMorgan
Chase 05/25/2026 1,300 (109,281) (102,301) 4,173
Carel Industries S.p.A
ESTRON Monthly
JPMorgan
Chase 04/14/2027 3,732 (99,982) (95,116) 4,797
Cargojet, Inc.
CAONREPO Monthly
JPMorgan
Chase 12/30/2026 2,099 (136,926) (121,223) 11,858
Chemring Group PLC
SONIO/N Monthly
JPMorgan
Chase 12/31/2026 15,573 (113,161) (106,179) 4,823
Discoverie Group PLC
SONIO/N Monthly
JPMorgan
Chase 04/14/2027 10,045 (76,749) (71,530) 4,430
Ecopro BM Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 03/12/2027 1,038 (143,411) (135,991) 7,351
Ecopro Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 03/12/2027 1,320 (147,785) (127,439) 20,215

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
Quarterly Report | March 31, 2026 (Unaudited)
Total Return Swaps  - Short (3.01%) (continued)
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Industrials — (continued)
Energiekontor AG
ESTRON Monthly
JPMorgan
Chase 06/17/2026 3,342 $ (152,583) $ (150,557) $ 891
Engcon AB
STIB1D Monthly
JPMorgan
Chase 09/09/2026 20,732 (148,972) (142,349) 1,953
Experian PLC
SONIO/N Monthly
JPMorgan
Chase 03/18/2027 3,952 (149,227) (136,717) 10,601
Fincantieri S.p.A
ESTRON Monthly
JPMorgan
Chase 04/14/2027 9,174 (145,985) (141,559) 4,326
FTAI Infrastructure, Inc.
OBFR01 Monthly
JPMorgan
Chase 02/17/2027 25,900 (143,745) (127,946) 16,148
GFL Environmental, Inc.
CAONREPO Monthly
JPMorgan
Chase 12/30/2026 2,959 (128,918) (123,435) 2,424
Grab Holdings, Ltd.,
Class A
OBFR01 Monthly
JPMorgan
Chase 02/17/2027 31,300 (121,131) (114,558) 6,667
Grupo Carso SAB de CV
MXIBTIIE Monthly
JPMorgan
Chase 12/29/2026 16,600 (117,416) (124,683) (9,725)
Hainan Meilan
International Airport
Co., Ltd., Class H
HIHDO/N Monthly
JPMorgan
Chase 01/20/2027 68,000 (68,835) (54,634) 14,081
Hensoldt AG
ESTRON Monthly
JPMorgan
Chase 01/20/2027 1,675 (149,856) (148,657) 537
Hyundai Engineering &
Construction Co.,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 02/17/2027 856 (88,554) (83,571) 5,221
IMCD NV
ESTRON Monthly
JPMorgan
Chase 03/12/2027 1,374 (113,173) (143,783) (31,314)
Interpump Group S.p.A
ESTRON Monthly
JPMorgan
Chase 04/14/2027 1,608 (65,678) (61,395) 4,238
Interroll Holding AG
SSARON Monthly
JPMorgan
Chase 04/14/2027 65 (146,168) (120,270) 22,376
Keisei Electric Railway
Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 01/07/2027 13,000 (104,337) (97,265) 5,647
Kingspan Group PLC
ESTRON Monthly
JPMorgan
Chase 11/03/2026 1,490 (134,060) (127,410) 5,787
Kinik Co.
OBFR01 Monthly
JPMorgan
Chase 12/30/2026 5,000 (73,812) (69,313) 4,432
Melrose Industries PLC
SONIO/N Monthly
JPMorgan
Chase 07/14/2026 21,044 (151,145) (142,598) 5,133
Metlen Energy & Metals
PLC
ESTRON Monthly
JPMorgan
Chase 03/12/2027 3,544 (149,007) (139,340) 9,077
Mitsubishi Pencil Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 07/14/2026 2,100 (30,591) (30,990) (603)
Nagoya Railroad Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 01/20/2027 7,600 (85,347) (83,029) 1,751
Nibe Industrier AB,
Class B
STIB1D Monthly
JPMorgan
Chase 12/30/2026 23,114 (87,846) (96,580) (11,761)
NIDEC Corp.
MUTKCALM Monthly
JPMorgan
Chase 01/20/2027 9,800 (142,136) (124,442) 16,777
NKT A/S
DKDR1T Monthly
JPMorgan
Chase 03/12/2027 1,147 (147,219) (149,318) (2,856)
Orizon Valorizacao de
Residuos SA
OBFR01 Monthly
JPMorgan
Chase 08/05/2026 5,800 (79,907) (79,915) 94
POSCO Future M Co.,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 03/12/2027 944 (134,921) (130,406) 4,516

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
bridgewayfunds.com
Total Return Swaps  - Short (3.01%) (continued)
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Industrials — (continued)
QinetiQ Group PLC
SONIO/N Monthly
JPMorgan
Chase 11/03/2026 17,808 $ (123,172) $ (107,868) $ 13,534
Rheinmetall AG
ESTRON Monthly
JPMorgan
Chase 04/14/2027 69 (123,478) (116,388) 7,004
Rockwool A/S, Class B
DKDR1T Monthly
JPMorgan
Chase 03/12/2027 4,024 (115,634) (111,765) 2,969
Sdiptech AB, Class B
STIB1D Monthly
JPMorgan
Chase 02/23/2027 7,610 (155,236) (162,830) (13,016)
Seche Environnement
Saca
ESTRON Monthly
JPMorgan
Chase 02/17/2027 1,197 (99,269) (111,518) (12,533)
SES AI Corp.
OBFR01 Monthly
JPMorgan
Chase 04/13/2027 60,796 (78,946) (58,486) 20,604
Silex Systems, Ltd.
RBACOR Monthly
JPMorgan
Chase 01/20/2027 26,641 (109,124) (101,611) 3,841
SM Investments Corp.
OBFR01 Monthly
JPMorgan
Chase 11/04/2026 13,740 (149,972) (140,564) 9,561
Spirax Group PLC
SONIO/N Monthly
JPMorgan
Chase 04/14/2027 871 (83,580) (78,141) 4,579
Starlux Airlines Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 03/12/2027 194,000 (131,618) (127,549) 4,070
Taihan Cable & Solution
Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 03/12/2027 4,661 (94,057) (85,876) 8,422
Thomson Reuters Corp.
CAONREPO Monthly
JPMorgan
Chase 04/13/2027 900 (92,796) (81,233) 9,505
TOMRA Systems ASA
NOWA Monthly
JPMorgan
Chase 09/09/2026 10,781 (127,542) (129,978) (3,225)
U-Haul Holding Co.
OBFR01 Monthly
JPMorgan
Chase 02/17/2027 2,233 (106,894) (106,693) 303
Voyager Technologies,
Inc., Class A
OBFR01 Monthly
JPMorgan
Chase 02/17/2027 3,800 (107,654) (88,882) 19,101
(6,657,289) (6,304,856) 279,361
Information Technology
AAC Technologies
Holdings, Inc.
HIHDO/N Monthly
JPMorgan
Chase 01/20/2027 25,500 (109,902) (109,377) 396
Appier Group, Inc.
MUTKCALM Monthly
JPMorgan
Chase 07/14/2026 23,500 (128,373) (119,132) 8,391
C3.ai, Inc., Class A
OBFR01 Monthly
JPMorgan
Chase 12/29/2026 11,804 (105,764) (99,390) 6,383
Catapult Sports, Ltd.
RBACOR Monthly
JPMorgan
Chase 12/31/2026 46,182 (128,752) (104,433) 19,675
Cerillion PLC
SONIO/N Monthly
JPMorgan
Chase 02/17/2027 6,227 (109,770) (105,998) 2,256
Chinasoft International,
Ltd.
HIHDO/N Monthly
JPMorgan
Chase 03/12/2027 248,000 (125,237) (105,417) 19,623
Cleanspark, Inc.
OBFR01 Monthly
JPMorgan
Chase 04/13/2027 14,800 (144,352) (125,948) 18,404
Coretronic Corp.
OBFR01 Monthly
JPMorgan
Chase 12/30/2026 46,000 (111,830) (109,132) 2,605
Coreweave, Inc., Class A
OBFR01 Monthly
JPMorgan
Chase 04/13/2027 1,800 (146,475) (139,446) 7,297
Dassault Systemes SE
ESTRON Monthly
JPMorgan
Chase 01/21/2027 5,372 (112,778) (108,752) 3,239
Descartes Systems
Group, Inc. (The)
CAONREPO Monthly
JPMorgan
Chase 09/09/2026 468 (32,827) (33,521) (1,473)
Fadu, Inc.
OBFR01 Monthly
JPMorgan
Chase 03/12/2027 2,189 (94,902) (69,320) 25,582

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
Quarterly Report | March 31, 2026 (Unaudited)
Total Return Swaps  - Short (3.01%) (continued)
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Information Technology
— (continued)
FLEXium Interconnect,
Inc.
OBFR01 Monthly
JPMorgan
Chase 12/02/2026 79,000 $ (135,730) $ (145,326) $ (9,362)
GCL Technology
Holdings, Ltd.
HIHDO/N Monthly
JPMorgan
Chase 04/14/2027 1,070,000 (155,946) (118,849) 36,780
Globalwafers Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 02/17/2027 3,000 (41,743) (40,922) 1,049
HannStar Display Corp.
OBFR01 Monthly
JPMorgan
Chase 03/12/2027 529,000 (142,728) (134,634) 8,464
Horizon Robotics
HIHDO/N Monthly
JPMorgan
Chase 12/02/2026 135,000 (131,309) (116,920) 14,275
Keyence Corp.
MUTKCALM Monthly
JPMorgan
Chase 07/14/2026 300 (115,440) (106,772) 7,399
Kingdee International
Software Group Co.,
Ltd.
HIHDO/N Monthly
JPMorgan
Chase 12/30/2026 98,000 (119,746) (108,794) 10,822
Landis+Gyr Group AG
SSARON Monthly
JPMorgan
Chase 04/14/2027 2,214 (142,553) (142,056) (2,899)
Lightspeed Commerce,
Inc.
CAONREPO Monthly
JPMorgan
Chase 03/11/2027 15,651 (146,689) (139,960) 3,328
LINK Mobility Group
Holding ASA
NOWA Monthly
JPMorgan
Chase 12/30/2026 40,795 (91,977) (93,620) (2,267)
Macquarie Technology
Group, Ltd.
RBACOR Monthly
JPMorgan
Chase 06/17/2026 2,597 (116,493) (108,181) 4,393
Megaport, Ltd.
RBACOR Monthly
JPMorgan
Chase 04/14/2027 26,411 (148,617) (137,003) 6,407
Money Forward, Inc.
MUTKCALM Monthly
JPMorgan
Chase 03/12/2027 6,600 (145,179) (147,113) (2,242)
Nemetschek SE
ESTRON Monthly
JPMorgan
Chase 04/14/2027 1,104 (85,892) (82,645) 3,263
Netskope, Inc., Class A
OBFR01 Monthly
JPMorgan
Chase 04/13/2027 11,000 (135,204) (93,390) 41,814
Oxford Instruments PLC
SONIO/N Monthly
JPMorgan
Chase 12/02/2026 3,480 (120,116) (111,690) 6,715
QT Group Oyj
ESTRON Monthly
JPMorgan
Chase 06/17/2026 6,537 (146,815) (145,688) 554
Sanken Electric Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 09/09/2026 3,200 (143,006) (149,212) (7,034)
Siltronic AG
ESTRON Monthly
JPMorgan
Chase 02/17/2027 2,365 (140,480) (148,528) (8,919)
SoundHound Ai, Inc.,
Class A
OBFR01 Monthly
JPMorgan
Chase 04/13/2027 6,900 (54,259) (47,403) 6,932
SUNevision Holdings,
Ltd.
HIHDO/N Monthly
JPMorgan
Chase 02/17/2027 185,000 (154,642) (129,531) 25,028
Sunny Optical Technology
Group Co., Ltd.
HIHDO/N Monthly
JPMorgan
Chase 03/12/2027 20,700 (150,051) (144,326) 5,501
VTEX, Class A
OBFR01 Monthly
JPMorgan
Chase 12/01/2026 32,800 (132,840) (131,200) 1,770
Weimob, Inc.
HIHDO/N Monthly
JPMorgan
Chase 01/20/2027 434,000 (101,512) (81,729) 18,476
WiseTech Global, Ltd.
RBACOR Monthly
JPMorgan
Chase 12/02/2026 4,216 (153,945) (113,750) 35,140
Xero, Ltd.
RBACOR Monthly
JPMorgan
Chase 12/31/2026 2,455 (146,925) (129,746) 12,268

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
bridgewayfunds.com
Total Return Swaps  - Short (3.01%) (continued)
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Information Technology
— (continued)
Xiaomi Corp., Class B
HIHDO/N Monthly
JPMorgan
Chase 12/30/2026 35,000 $ (150,117) $ (144,573) $ 5,347
ZTE Corp.
HIHDO/N Monthly
JPMorgan
Chase 04/14/2027 46,600 (150,861) (131,701) 18,854
(4,951,777) (4,555,128) 354,234
Materials
Advanced Petrochemical
Co.
OBFR01 Monthly
JPMorgan
Chase 10/07/2026 24,011 (145,837) (159,291) (13,512)
Air Liquide SA
ESTRON Monthly
JPMorgan
Chase 03/12/2027 776 (150,632) (160,398) (10,406)
Alpha HPA, Ltd.
RBACOR Monthly
JPMorgan
Chase 07/14/2026 391,765 (150,719) (147,711) (2,294)
ASP Isotopes, Inc.
OBFR01 Monthly
JPMorgan
Chase 02/17/2027 26,800 (161,872) (118,456) 43,866
China Resources Building
Materials Technology
Holdings, Ltd.
HIHDO/N Monthly
JPMorgan
Chase 04/14/2027 422,000 (92,837) (81,230) 11,418
Chung Hung Steel Corp.
OBFR01 Monthly
JPMorgan
Chase 06/17/2026 145,000 (79,019) (82,747) (3,751)
Elkem ASA
NOWA Monthly
JPMorgan
Chase 01/20/2027 46,771 (142,127) (136,873) 4,375
Ence Energia y Celulosa
SA
ESTRON Monthly
JPMorgan
Chase 02/17/2027 47,653 (131,427) (126,875) 4,236
G2 Goldfields, Inc.
CAONREPO Monthly
JPMorgan
Chase 04/13/2027 33,000 (159,536) (127,863) 28,135
Iluka Resources, Ltd.
RBACOR Monthly
JPMorgan
Chase 03/12/2027 40,627 (176,867) (190,993) (20,287)
Jinchuan Group
International
Resources Co.,
Ltd.
∆
# HIHDO/N Monthly
JPMorgan
Chase 04/15/2026 652,000 (53,334) (53,216) (79)
Lenzing AG
ESTRON Monthly
JPMorgan
Chase 10/07/2026 5,741 (149,551) (159,940) (11,252)
Lithium Americas Corp.
CAONREPO Monthly
JPMorgan
Chase 12/30/2026 26,700 (125,184) (106,140) 15,914
Maanshan Iron & Steel
Co., Ltd., Class H
HIHDO/N Monthly
JPMorgan
Chase 12/30/2026 432,000 (160,677) (139,334) 20,983
National Industrialization
Co.
OBFR01 Monthly
JPMorgan
Chase 05/04/2027 24,838 (60,121) (61,058) (937)
Northern Dynasty
Minerals, Ltd.
CAONREPO Monthly
JPMorgan
Chase 04/13/2027 112,300 (153,947) (156,611) (6,148)
Novonesis Novozymes B
DKDR1T Monthly
JPMorgan
Chase 10/07/2026 2,726 (148,576) (161,955) (14,067)
Pan African Resources
PLC
SONIO/N Monthly
JPMorgan
Chase 04/14/2027 32,292 (67,182) (59,834) 6,533
PureCycle Technologies,
Inc.
OBFR01 Monthly
JPMorgan
Chase 02/17/2027 25,595 (146,856) (132,838) 14,198
Robertet SA
ESTRON Monthly
JPMorgan
Chase 04/14/2027 104 (96,888) (97,177) (355)
Saudi Industrial
Investment Group
OBFR01 Monthly
JPMorgan
Chase 02/17/2027 40,471 (133,493) (143,233) (9,240)
Saudi Kayan
Petrochemical Co.
OBFR01 Monthly
JPMorgan
Chase 11/03/2026 83,579 (110,451) (123,193) (12,850)

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
Quarterly Report | March 31, 2026 (Unaudited)
Total Return Swaps  - Short (3.01%) (continued)
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Materials — (continued)
Seabridge Gold, Inc.
CAONREPO Monthly
JPMorgan
Chase 12/30/2026 4,441 $ (154,657) $ (125,942) $ 24,861
Stora Enso Oyj
ESTRON Monthly
JPMorgan
Chase 04/14/2027 6,198 (76,237) (72,782) 3,402
Syensqo SA
ESTRON Monthly
JPMorgan
Chase 04/14/2027 961 (52,925) (56,019) (3,131)
Symrise AG
ESTRON Monthly
JPMorgan
Chase 09/09/2026 1,806 (149,629) (154,218) (5,295)
Vidrala SA
ESTRON Monthly
JPMorgan
Chase 04/14/2027 1,678 (144,061) (150,503) (6,542)
Vizsla Silver Corp.
CAONREPO Monthly
JPMorgan
Chase 04/13/2027 37,900 (152,105) (125,598) 23,085
WA1 Resources, Ltd.
RBACOR Monthly
JPMorgan
Chase 01/20/2027 10,890 (116,849) (107,439) 5,203
West China Cement, Ltd.
HIHDO/N Monthly
JPMorgan
Chase 01/20/2027 532,000 (153,229) (149,084) 3,861
Yieh Phui Enterprise Co.,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 04/14/2027 291,000 (133,875) (130,034) 3,842
(3,930,700) (3,798,585) 93,766
Real Estate
Aura Investments, Ltd.
SHIR Monthly
JPMorgan
Chase 02/17/2027 20,612 (144,984) (125,693) 17,180
Boardwalk Real Estate
Investment Trust
CAONREPO Monthly
JPMorgan
Chase 04/13/2027 2,891 (135,987) (130,824) 2,290
Electra Real Estate, Ltd.
SHIR Monthly
JPMorgan
Chase 09/09/2026 8,483 (170,895) (141,853) 25,252
Entra ASA
NOWA Monthly
JPMorgan
Chase 01/20/2027 9,315 (108,259) (100,818) 6,770
Fastighets AB Balder
STIB1D Monthly
JPMorgan
Chase 12/30/2026 16,956 (117,151) (99,305) 13,811
Goodman Group
RBACOR Monthly
JPMorgan
Chase 12/31/2026 6,230 (122,383) (111,850) 6,530
Ichigo, Inc.
MUTKCALM Monthly
JPMorgan
Chase 04/14/2027 32,800 (102,188) (97,678) 4,600
International Workplace
Group PLC
SONIO/N Monthly
JPMorgan
Chase 10/07/2026 42,756 (115,414) (99,241) 14,515
Israel Canada T.R, Ltd.
SHIR Monthly
JPMorgan
Chase 08/05/2026 23,242 (162,821) (130,324) 28,805
KE Holdings, Inc.,
Class A
HIHDO/N Monthly
JPMorgan
Chase 10/07/2026 23,700 (130,194) (117,372) 12,646
Sagax AB, Class B
STIB1D Monthly
JPMorgan
Chase 04/14/2027 2,690 (51,263) (49,637) 314
Shenzhen Investment,
Ltd.
HIHDO/N Monthly
JPMorgan
Chase 01/20/2027 918,000 (97,386) (82,572) 14,740
SM Prime Holdings, Inc.
OBFR01 Monthly
JPMorgan
Chase 04/14/2027 244,100 (81,619) (82,534) (915)
StorageVault Canada, Inc.
CAONREPO Monthly
JPMorgan
Chase 04/13/2027 43,674 (148,570) (138,139) 7,042
Wallenstam AB, Class B
STIB1D Monthly
JPMorgan
Chase 03/12/2027 29,182 (136,153) (126,415) 5,783
(1,825,267) (1,634,255) 159,363
Utilities
ACWA Power Co.
OBFR01 Monthly
JPMorgan
Chase 01/20/2027 2,612 (116,220) (121,140) (4,796)

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
bridgewayfunds.com
Total Return Swaps  - Short (3.01%) (continued)
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Utilities — (continued)
Auren Energia SA
OBFR01 Monthly
JPMorgan
Chase 06/17/2026 54,300 $ (127,908) $ (125,166) $ 2,991
EDP Renovaveis SA
ESTRON Monthly
JPMorgan
Chase 01/07/2027 9,653 (145,145) (154,717) (10,535)
Enlight Renewable
Energy, Ltd.
SHIR Monthly
JPMorgan
Chase 01/07/2027 2,496 (178,425) (168,233) 6,476
Scatec ASA
NOWA Monthly
JPMorgan
Chase 12/30/2026 9,448 (116,495) (127,798) (12,024)
TransAlta Corp.
CAONREPO Monthly
JPMorgan
Chase 03/11/2027 3,954 (50,456) (51,987) (2,707)
Voltalia SA
ESTRON Monthly
JPMorgan
Chase 01/20/2027 15,779 (127,818) (127,949) (848)
(862,467) (876,990) (21,443)
Total Reference Entity - Short
$ (37,034,982) $ (35,386,156) $ 1,288,275
Net Value of Reference Entity
$ 4,635,000 $ 4,582,721 $ (19,276)
* Includes unrealized appreciation (depreciation) on foreign currency translation, open trades, dividend receivables/payables and swap receivables/
payables.
# Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $(114,221), which is
-0.27% of total net assets.
∆ Security was fair valued using significant unobservable inputs. As such, the security is classified as Level 3 in the fair value hierarchy.
BBSW1M - Australian Bank Bill Short Term Rates 1 Month
CAONREPO - Canadian Overnight Repo Rate Average
CIBO01M - Copenhagen Interbank Offered Rates 1 Month
ESTRON - Euro Short Term Rate Volume Weighted Trimmed Mean Rate
HIHD01M - Hong King Interbank Offered Rate Fixings 1 Month
HIHDO/N - Hong King Interbank Offered Rate Fixings Overnight
JIBA1M - South Africa Johannesburg Interbank Agreed Rate 1 Month
MXIBTIIE - Mexico Interbank Equlibrium Interbank Interest Rate 28 Day
MUTKCALM - Bank of Japan Final Result: Unsecured Overnight Call Rate
NIBOR1M - Oslo Bors Norway Interbank Offered Rate Fixing 1 Month
NOWA - Norwegian Overnight Weighted Average
NZOCR - Reserve Bank of New Zealand Official Cash Rate
OBFR01 - United States Overnight Bank Funding Rate
RBACOR - Reserve Bank of Australia Cash Overnight Rate
SAONBOR - South African Benchmark Overnight Rate
SHIR - Shekel Overnight Risk Free Rate
SIBCSORA - Singapore Domestic Interbank Overnight Rate Average
SONIO/N - Sterling Overnight Index Average  Interest Rate Benchmark
SSARON - Swiss Average Rate  Intraday Value
STIB1D - Stockholm Interbank Offered Rate 1 Day
STIB1M - Stockholm Interbank Offered Rates 1 Month
WIBO1M - Warsaw Interbank Bid/Offered Rates 1 Month
WIBOON - Warsaw Interbank Bid/Offered Rates Overnight
DKDR1T - Danish Krone Overnight Deposit